Leases	12 Months Ended
Dec. 31, 2019
Leases
Leases

21. Leases

The Group has initially adopted IFRS 16, Leases on January 1, 2019. For further information, see Part III, Item 18. Financial Statements, Note 3  “Summary of significant accounting policies” to the consolidated financial statements.

Leases as lessee

The Company leases assets, including properties, production equipment and vehicles. As a lessee, the Company previously classified leases as operating or finance leases based on its assessment of whether the lease transferred substantially all of the risks and rewards of ownership. Under IFRS 16, the Company recognizes right-of-use assets and lease liabilities for most leases. These leases are on-balance sheet.

However, the Company has elected not to recognize right-of-use assets and lease liabilities for some leases of low-value assets (e.g. tools) as well as short-term leases (leases with less than 12 months of lease term). The Company recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

Right-of-use assets:

	Property, plant and equipment
	Property	Production equipment	Others	Total
	(€ in thousands)
Balance at January 1, 2019	3,109	112	280	3,501
Depreciation charge of the year	(578)	(39)	(148)	(765)
Additions to the right-of-use assets	1,645	--	123	1,768
Revaluations to the right-of-use assets	(513)	(1)	(2)	(516)
Derecognition of the right-of-use assets	(24)	--	--	(24)
FX	19	--	1	20
Balance at December 31, 2019	3,658	72	254	3,984

The revaluation of kEUR 516 to the right-of-use assets is due to the early termination of the lease agreement of the facility in Milton Keynes, related to the restructuring of voxeljet UK.

Amounts recognized in profit or loss:

2019
2019: Leases under IFRS 16	(€ in thousands)
Interest on lease liabilities	190
Expenses relating to short-term-leases	39
Depreciation charge of the year	765
2018: Operating leases under IAS 17
Lease expense	528

Amounts recognized in statement of cash flows:

2019
(€ in thousands)
Total cash outflow for leases	(397)

Some property leases contain extension options exercisable by the Group up to one year before the end of the non-cancellable contract period. Where practicable, voxeljet seeks to include extension options in new leases to provide operational flexibility. The extension options held are exercisable only by the Group and not by the lessors. The Group assesses at lease commencement date whether it is reasonably certain to exercise the extension options. The Group reassesses whether it is reasonably certain to exercise the options, if there is a significant event or significant changes in circumstances within its control.

For all existing extension options, voxeljet assessed that the exercise of those is reasonably certain. Therefore the impact is already included within the lease liabilities.

Leases as lessor

The Company leases out a small number of 3D printers. Those leases have been classified as operating leases.

Lease income from operating lease:

(€ in thousands)

2019 - Operating lease under IFRS 16
Less than one year	38
2018 - Operating lease under IAS 17
Less than one year	94